Operating Costs	12 Months Ended
Dec. 31, 2024
Operating costs
Operating costs

19. Operating Costs

Total operating costs include the following expenses by nature:

	2024	2023	2022

	(€ in thousands)
Employee benefits	19,367	20,349	30,286
External R&D costs	12,838	4,809	19,824
Laboratory costs and other consumables	4,675	3,473	3,111
Advisory and legal costs	4,384	4,262	6,766
Insurance costs	918	1,458	1,895
Depreciation	2,761	2,513	2,521
Patent and license expenses	721	303	611
Other	4,353	4,217	4,504
	50,017	41,384	69,518